Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Share-Based Compensation

Note 19. Share-Based Compensation

The 2017 Equity Incentive Plan, referred to as the “2017 Plan”, was adopted by the Company on July 14, 2017.

Pursuant to the terms of the 2017 Plan, the board of directors, the Compensation Committee or such other committee as is appointed by the board of directors to administer the Incentive Plan, may grant stock options, restricted stock rights, restricted stock, performance share awards, performance share units and stock appreciation rights under the 2017 Plan, establish the terms and conditions for those awards, construe and interpret the 2017 Plan and establish the rules for the 2017 Plan’s administration. Such awards may be granted to employees, non-employee directors, officers or consultants or any affiliate or any person to whom an offer of employment with the Group or any affiliate is extended. Such committee has the authority to determine which employees, non-employee directors, officers, consultants and prospective employees should receive such awards.

In July 2019, stock options to purchase 20,000 of the Company's common shares at US$8.76 per share were exercised. The closing price of the Company's common share was US$14.76 per share on the date of the exercise. These numbers were not adjusted for the stock dividends issued in 2021.

Note 19. Share-Based Compensation (continued)

In April 2021, the Company's Board of Directors authorized an amendment to the 2017 Plan to: (i) increase the number of common shares of the Company available for Awards (as defined in the 2017 Plan) thereunder by 1,326,591 common shares from 575,403 to 1,901,994 common shares; and (ii) increase the annual limitations on grants of Awards to Covered Employees (as defined in the 2017 Plan) to 400,000 common shares of the Company in any fiscal year (425,000 common shares during the fiscal year when such participant's employment commences). The Company's Compensation Committee and Board of Directors also approved grants of stock options entitling the holders thereof to acquire up to 1,307,000 common shares of the Company, which options will have a term of 10 years, be granted effective on the second business day after the date of the Company's 2020 Annual Report on Form 20-F and have an exercise price equal to the closing price of the Company's common shares on such date (which was US$13.15 per common share). Vesting of these Awards became effective upon ratification of the amendments to the 2017 Plan at the annual meeting of the Company's shareholders on December 29, 2021. These numbers were not adjusted for the stock dividends issued in 2021.

The following table is a summary of the changes in stock options granted under the plans:

	2017 Plan
		Weighted
		average
		exercise
	Number	price
	of	per share
	options	(US$)
Outstanding as at January 1, 2019	450,000	8.76
Forfeited	(4,000)	8.76
Exercised	(20,000)	8.76
Outstanding as at December 31, 2019 and 2020	426,000	8.76
Forfeited	(32,500)	8.76
Granted	1,307,000	13.15
Adjustments for stock dividends issued in 2021	301,322	Not applicable
Outstanding as at December 31, 2021	2,001,822	10.31
As at December 31, 2021:
Options exercisable	2,001,822	10.31
Options available for granting in future periods	213,659

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2021:

	Options Outstanding and Exercisable
		Weighted average remaining
Exercise Price per Share (US$)*	Number	contractual life (in years)
$7.44	463,226	5.92
$11.17	1,538,596	9.33
Total	2,001,822	8.54

*The exercise price per share has been adjusted to reflect the effects of the stock dividends distributed in the year ended December 31, 2021. See Note 17.

Note 19. Share-Based Compensation (continued)

The following table summarizes the share-based compensation expenses recognized by the Group in its consolidated statements of operations:

Years ended December 31:	2021	2020	2019
Share-based compensation expenses arising from stock options granted by the Company	$2,497	$—	$—

The weighted average assumptions and inputs used in calculating the fair value of the stock options granted on May 4, 2021 and approved by a shareholder meeting on December 29, 2021, using the Black-Scholes-Merton formula were as follows:

2021
Number of options granted (on a post-stock dividend basis)	1,538,596
Vesting requirements	Immediately
Contractual life	9.33 years
Method of settlement	In equity
Exercise price per share	US$11.17
Market price per share on grant date	US$10.01
Expected volatility	39.24%
Expected option life	9.33 years
Expected dividends	8.00%
Risk-free interest rate	1.48%
Fair value of option granted (per option)	$1.62 (US$1.27)

The expected volatility was determined based on the historical price movement of comparable companies over the expected option life, with adjustments for underlying businesses. The stock option holders are not entitled to dividends or dividend equivalents until the options are exercised.